Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Schedule of Lease Cost
	Year Ended
	December 31
	2025	2024
Operating lease cost	$232,773	$258,477

Schedule of Right of Use Assets

The following represents the activity for the right of use assets:

	December 31, 2025	December 31, 2024
Beginning balance	$703,524	$859,861
Amortization charge for the period	(156,338)	(156,337)
Ending balance	$547,186	$703,524

Other information relating to the operating lease is as follows:

Weighted average remaining lease term in years	3.5	2.4
Weighted average discount rate	6.9%	6.9%

Schedule of Future Minimum Lease Payments

Future minimum lease payments as of December 31, 2025 are as follows:

Year	Amount
2026	$222,275
2027	226,705
2028	231,216
Thereafter	117,709
Total future minimum lease payments	797,905
Less: imputed interest	87,390
Operating lease liabilities	710,515
Less: current portion	181,963
Non-current portion of lease liabilities	$528,552